Investments, Loans and Long-Term Receivables - Summarized Financial Information for Equity Method Investments in Affiliated Companies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Revenues	$ 77,263	$ 105,589	$ 128,881
Income before income taxes	11,958	11,250	12,121
Net income	11,089	9,495	9,145
Current assets	21,530	14,039	36,139
Noncurrent assets	76,300	79,411	126,163
Current liabilities	9,708	9,325	22,483
Noncurrent liabilities	$ 22,993	$ 24,412	$ 30,960